Consolidated Balance Sheets - ABTI Pharma Limited - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash	$ 519
Total Current Assets	519
TOTAL ASSETS	519
Current Liabilities
Total Current Liabilities	759,638
Total Liabilities	759,638
Shareholders' Deficit
Additional paid in capital	0
Accumulated deficit	(1,499,376)
Total Stockholders’ Equity (Deficit)	(759,119)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	519
A B T I Pharma [Member]
Current Assets
Cash	519	$ 2
Total Current Assets	519	2
TOTAL ASSETS	519	2
Current Liabilities
Accounts payable and accrued liabilities	97,130
Accounts payable – related party	232,665
Loan payable - related party	26,100
Total Current Liabilities	355,895
Total Liabilities	355,895
Shareholders' Deficit
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding	136	3
Additional paid in capital	1,544
Accumulated deficit	(343,033)
Accumulated other comprehensive loss	(14,023)	(1)
Total Stockholders’ Equity (Deficit)	(355,376)	2
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 519	$ 2